Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Schedule of Fair Value Measurements
Investments measured at fair value on a recurring basis comprised the following at December 31:

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Fair Value
2025
Mutual funds	$148,087,714	$—	$—	$148,087,714
Peoples Bancorp Inc. Common Stock Fund Units	1,893,460	—	—	1,893,460
Total	$149,981,174	$—	—	$149,981,174

2024
Mutual funds	$125,872,264	$—	$—	$125,872,264
Peoples Bancorp Inc. Common Stock Fund Units	2,332,420	—	—	2,332,420
Total	$128,204,684	$—	—	$128,204,684